Jensen Quality Value Fund
Schedule of Investments
August 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.55%
Air Freight & Logistics - 3.61%
Expeditors International of Washington, Inc.	41,530	$5,176,299

Auto Components - 2.25%
Gentex Corp.	104,730	3,225,684

Building Products - 2.48%
Lennox International, Inc.	10,610	3,556,260

Capital Markets - 4.24%
FactSet Research Systems, Inc.	15,960	6,068,311

Chemicals - 2.99%
Scotts Miracle-Gro Co.	27,280	4,278,322

Commercial Services & Supplies - 6.19%
Copart, Inc. (a)	42,070	6,071,542
Herman Miller, Inc.	66,400	2,790,792
		8,862,334
Communications Equipment - 2.46%
F5 Networks, Inc. (a)	17,330	3,527,868

Containers & Packaging - 4.09%
Crown Holdings, Inc.	53,310	5,852,905

Distributors - 3.61%
Genuine Parts Co.	42,300	5,168,637

Electronic Equipment, Instruments & Components - 2.05%
Amphenol Corp. - Class A	38,360	2,939,527

Food & Staples Retailing - 3.19%
Kroger Co.	99,110	4,562,033

Food Products - 5.02%
Campbell Soup Co.	47,220	1,970,491
General Mills, Inc.	48,260	2,789,910
Kellogg Co.	38,550	2,434,047
		7,194,448
Health Care Providers & Services - 8.09%
Encompass Health Corp.	69,740	5,471,103
Laboratory Corporation of America Holdings (a)	20,170	6,119,175
		11,590,278
Household Products - 2.75%
Church & Dwight Co, Inc.	47,110	3,941,223

IT Services - 7.37%
Broadridge Financial Solutions, Inc.	33,469	5,764,031
MAXIMUS, Inc.	29,430	2,563,059
Paychex, Inc.	19,490	2,231,020
		10,558,110
Leisure Products - 3.94%
Hasbro, Inc.	57,390	5,642,011

Machinery - 1.75%
Donaldson Co, Inc.	37,070	2,511,493

Professional Services - 8.74%
Equifax, Inc.	23,340	6,354,549
Verisk Analytics, Inc.	30,580	6,169,821
		12,524,370
Real Estate Management & Development - 2.95%
CBRE Group, Inc. - Class A (a)	43,920	4,229,496

Road & Rail - 2.95%
Landstar System, Inc.	25,180	4,230,995

Semiconductors & Semiconductor Equipment - 4.66%
Microchip Technology, Inc.	34,500	5,428,920
ON Semiconductor Corp. (a)	28,031	1,243,455
		6,672,375
Specialty Retail - 5.34%
Best Buy Company, Inc.	43,000	5,009,930
Tractor Supply Co.	13,570	2,635,973
		7,645,903
Textiles, Apparel & Luxury Goods - 4.23%
Carter's, Inc.	25,660	2,627,071
Levi Strauss & Co. - Class A	131,130	3,436,917
		6,063,988
Trading Companies & Distributors - 1.60%
United Rentals, Inc. (a)	3,000	1,057,950
WW Grainger, Inc.	2,850	1,236,045
		2,293,995
TOTAL COMMON STOCKS (Cost $106,846,744)		138,316,865

SHORT-TERM INVESTMENTS - 2.75%
First American Treasury Obligations Fund - Class X, 0.013% (b)	3,936,509	3,936,509
TOTAL SHORT-TERM INVESTMENTS (Cost $3,936,509)		3,936,509

Total Investments (Cost $110,783,253) - 99.30%		142,253,374
Other Assets in Excess of Liabilities - 0.70%		999,114
TOTAL NET ASSETS - 100.00%		$143,252,488

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of August 31, 2021.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at August 31, 2021

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$138,316,865	$-	$-	$138,316,865
Short-Term Investments	$3,936,509	-	-	3,936,509
Total Investments in Securities	$142,253,374	$-	$-	$142,253,374

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

For the period ended August 31, 2021 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.